Provision for Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Current income tax expense/(benefit):
The Company and domestic subsidiaries	¥ 1,872	¥ 9,200	¥ (4,462)
Foreign subsidiaries	10,139	5,713	6,694
Total current	12,011	14,913	2,232
Deferred income tax expense (benefit):
The Company and domestic subsidiaries	12,649	(5,504)	16,289
Foreign subsidiaries	1,069	(2,847)	280
Total deferred	13,718	(8,351)	16,569
Total provision	¥ 25,729	¥ 6,562	¥ 18,801